Other non-current assets - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Bank guarantees on real estate lease obligations	€ 1.8
Bid and performance bonds	2.5
Bank guarantees on import duties	€ 0.3
Belgium
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Bank guarantees on real estate lease obligations		€ 1.0
The Netherlands
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Bank guarantees on real estate lease obligations		€ 0.4